Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Operations and Reorganization
Schedule of the company's subsidiaries and VIEs and VIEs and VIES' subsidiaries

As of December 31, 2023, the Company’s major subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999993%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education PTE.LTD	Singapore	December 17, 2021	100%
51Talk Training SDN.BHD	Malaysia	April 5, 2022	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Nanjing Helloworld Online Information Technology Co., Ltd	PRC	September 20, 2022	100%
Helloworld Education Online (Thailand) Co., Ltd.	Thailand	November 29, 2022	49%
*

The Company directly holds the 99.999993% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2022 and 2023. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Third-party costs and expenses	(1,178)	(287)	—
Total costs and expenses	(1,178)	(287)	—
Loss from operations	(1,178)	(287)	—
Other income, net	1	3	—
Net loss from continuing operations	(1,177)	(284)	—
Net income/(loss) from discontinued operations	35,792	(83,653)	—
Net income/(loss)	34,615	(83,937)	—

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Net cash provided by/(used in) operating activities with external parties	58,654	(25,160)	—
Net cash used in operating activities with intra-Group entities	(137,822)	(9,308)	—
Net cash used in operating activities operations	(79,168)	(34,468)	—

Net cash provided by investing activities with external parties	87,905	21,515	—
Net cash used in investing activities with intra-Group entities	(22,776)	(603)	—
Net cash provided by investing activities	65,129	20,912	—

Net cash provided by /(used in) financing activities with intra-Group entities	521	(259)	—
Net cash provided by/(used in) financing activities	521	(259)	—